Amounts Receivable and Prepaids - Schedule of amounts receivable and prepaids (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2025
Receivables [Abstract]
Sales tax receivable	$ 14,650	$ 51,062
Prepaid expenses and other receivables	8,527	12,485
Receivable on sale of subsidiary	1,816	1,816
Accounts receivable and prepaids, gross	24,993	65,363
Provisions and liability on sales tax receivable, opening	(6,777)	(6,633)
Additions	(310)	0
Recovery and reversal	1,259	1,859
Foreign exchange	(805)	(1,028)
Provision on sales tax receivable	(6,633)	(3,746)
Amounts receivable and prepaids, net	18,360	61,617
Less: current portion	(11,758)	(16,994)
Long term portion	$ 6,602	$ 44,623